Summary Of Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consists of the following:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(in thousands)
Electronic office equipment	56,058	57,586	8,235
Leasehold improvements	462,622	555,154	79,386
Furniture, fixtures and equipment	147,255	155,329	22,212
Total	665,935	768,069	109,833
Less: Accumulated depreciation	(511,410)	(552,660)	(79,030)
Subtotal	154,525	215,409	30,803
Construction in progress	21,765	17,348	2,481
Total	176,290	232,757	33,284